Basis of preparation and presentation (Details) - Schedule of initial adoption of IFRS 16 R$ in Thousands	Jun. 30, 2021 BRL (R$)
As previously stated [Member]
Basis of preparation and presentation (Details) - Schedule of initial adoption of IFRS 16 [Line Items]
Right-of-use of assets
Other assets	1,357,614
Total	1,357,614
Leases payable
Trade accounts payable and others	138,654
Finance leases	21,197
Related-party transactions	2,405
Other liabilities	314,825
Shareholders’ Equity	880,533
Total	1,357,614
Reclassifications [Member]
Basis of preparation and presentation (Details) - Schedule of initial adoption of IFRS 16 [Line Items]
Right-of-use of assets
Other assets
Total
Leases payable	47,446
Trade accounts payable and others	(26,249)
Finance leases	(21,197)
Related-party transactions
Other liabilities
Shareholders’ Equity
Total
Reclassified [Member]
Basis of preparation and presentation (Details) - Schedule of initial adoption of IFRS 16 [Line Items]
Right-of-use of assets
Other assets	1,357,614
Total	1,357,614
Leases payable	47,446
Trade accounts payable and others	112,405
Finance leases
Related-party transactions	2,405
Other liabilities	314,825
Shareholders’ Equity	880,533
Total	1,357,614
Impacts - IFRS 16 [Member]
Basis of preparation and presentation (Details) - Schedule of initial adoption of IFRS 16 [Line Items]
Right-of-use of assets	92,794
Other assets
Total	92,794
Leases payable	92,794
Trade accounts payable and others
Finance leases
Related-party transactions
Other liabilities
Shareholders’ Equity
Total	92,794
After Adoption Of IFRS-16 [Member]
Basis of preparation and presentation (Details) - Schedule of initial adoption of IFRS 16 [Line Items]
Right-of-use of assets	92,794
Other assets	1,357,614
Total	1,450,408
Leases payable	140,240
Trade accounts payable and others	112,405
Finance leases
Related-party transactions	2,405
Other liabilities	314,825
Shareholders’ Equity	880,533
Total	R$ 1,450,408